Fair Value Measurements - Schedule of Derivative Liabilities and Equity Facility Derivative Asset (Details) - Level 3 [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Embedded derivative liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liabilities Fair value, beginning balance	$ 309,181
Embedded Derivative Liabilities Fair value, Initial fair value	263,012
Embedded Derivative Liabilities Fair value, Change in valuation inputs or other assumptions	(91,703)
Embedded Derivative Liabilities Fair value, ending balance	480,490
Equity facility derivative asset [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity Facility Derivative Asset Fair value, beginning balance	16,999
Equity Facility Derivative Asset Fair value, Initial fair value
Equity Facility Derivative Asset Fair value, Change in valuation inputs or other assumptions	141,256
Equity Facility Derivative Asset Fair value, ending balance	$ 158,255